Related Party Transactions and Arrangements (Narrative) (Details) - American Realty Capital Trust V Special Limited Partner, LLC [Member] - Special Limited Partner [Member] - shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Common stock held by related party (in shares)	8,888	8,888	8,888
OP units outstanding (in shares)	90	90	90